GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2021
GOODWILL AND OTHER INTANGIBLES [Abstract]
GOODWILL AND OTHER INTANGIBLES
NOTE 7 – GOODWILL AND OTHER INTANGIBLES

Intangible assets, net of amortization, at December 31 follows:

	2021		2020
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$11,916	$8,580	$11,916	$7,610
Unamortized intangible assets - goodwill	$28,300		$28,300

At December 31, 2021, the Bank (our reporting unit) had positive equity and elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the Bank exceeds its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the Bank exceeded its carrying value, resulting in no impairment.

Intangible amortization expense was $1.0 million, $1.0 million and $1.1 million during the years ended 2021, 2020 and 2019, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2021, follows:

(In thousands)

2022	$785
2023	547
2024	516
2025	487
2026	460
2027 and thereafter	541
Total	$3,336